UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2010.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     February 7, 2011


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       77
Form 13F Information Table Value Total:	      616,460,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      31,318    97,092   Sole   None
Oracle Corporation              38389x105      25,925   828,267   Sole   None
Novo-Nordisk                    670100205      25,140   223,328   Sole   None
Berkshire Hathaway      B       084670207      24,789   309,430   Sole   None
United Technologies             913017109      22,844   290,194   Sole   None
PepsiCo, Inc.                   713448108      21,784   333,449   Sole   None
ConocoPhillips                  20825C104      20,845   306,095   Sole   None
Google Inc                      38259P508      20,617    34,710   Sole   None
Devon Energy Corp New           25179M103      20,187   257,126   Sole   None
Ace Ltd                         H0023R105      20,057   322,199   Sole   None
Walgreen Co                     931422109      20,028   514,056   Sole   None
Freeport McMoran Copper         35671D857      18,320   152,551   Sole   None
Teva Pharmaceutical Inds	881624209      18,198   349,090   Sole	 None
Procter & Gamble                742718109      17,777   276,334   Sole   None
Emerson Electric                291011104      16,573   289,892   Sole   None
Amphenol Corp			032095101      15,807   299,485   Sole   None
Mastercard Inc.                 57636Q104      15,182    67,742   Sole   None
Microsoft Corp                  594918104      15,165   543,360   Sole   None
Medco Health Solutions          58405U102      14,918   243,476   Sole   None
America Movil SAB de CV         02364W105      14,891   259,693   Sole   None
Diamond Offshore                25271C102      14,526   217,230   Sole   None
Rockwell Collins                774341101      14,521   249,251   Sole   None
Becton Dickinson & Co           075887109      14,055   166,294   Sole   None
Energizer Holdings Inc          29266R108      13,211   181,221   Sole   None
Cisco Systems Inc               17275R102      13,096   647,348   Sole   None
Dollar Tree Stores              256746108      12,495   222,807   Sole   None
Wal-Mart Stores Inc		931142103      12,408   230,082   Sole	 None
Alliant Techsystems Inc.        018804104      12,255   164,645   Sole   None
Adobe Systems                   00724F101      12,107   393,344   Sole   None
Lincoln Elec Hldgs Inc          533900106      11,835   181,317   Sole   None
Nike Inc.                       654106103      11,491   134,520   Sole   None
Wells Fargo & Co.               949746101      11,129   359,127   Sole   None
Petroleo Brasileiro A           71654V408       9,619   254,196   Sole   None
Johnson & Johnson               478160104       8,749   141,452   Sole   None
Berkshire Hathaway      A       084670108       3,252        27   Sole   None
Middleby Corp.			596278101	2,752    35,594   Sole   None
Stifel Financial Corp           860630102       2,494    40,204   Sole   None
Perrigo Company                 714290103       2,418    38,184   Sole   None
Intuit                          461202103       2,304    46,743   Sole   None
Gilead Sciences Inc Com         375558103       2,229    61,511   Sole   None
Flir Systems Inc		302445101	2,133	 71,704	  Sole	 None
CVS Caremark Corp               126650100       1,918    55,151   Sole   None
Apache Corp			037411105	1,871	 15,689   Sole   None
Schlumberger Ltd                806857108       1,850    22,160   Sole   None
Petmedexpress Inc               816382106       1,552    87,139   Sole   None
Dolby Laboratories Inc.         25659T107       1,543    23,136   Sole   None
Rehabcare Group Inc.		759148109	1,476	 62,275   Sole   None
Waters Corp                     941848103       1,468    18,885   Sole   None
Quality Systems                 747582104       1,353    19,383   Sole   None
Standard & Poors Dep/Re         78462F103       1,321    10,507   Sole   None
3M Company                      88579Y101       1,244    14,420   Sole   None
Ishares MSCI EMIF               464287234       1,208    25,356   Sole   None
Ishare MSCI Brazil F            464286400         948    12,250   Sole   None
Ishares Ftse/Xinhua China       464287184         845    19,610   Sole   None
Market Vectors Agribusiness     57060U605         778    14,526   Sole   None
Exxon Mobil Corp                30231g102         585     7,998   Sole   None
Vale S A                        91912E105         577    16,700   Sole   None
Best Buy Co Inc                 086516101         452    13,195   Sole   None
Carnival Corp                   30231g102         446     9,669   Sole   None
JP Morgan Chase & Co            46625H100         445    10,482   Sole   None
Inergy LP                       456615103         420    10,700   Sole   None
Goldman Sachs Group             38141G104         411     2,443   Sole   None
Noble Corporation               H5833N103         382    10,690   Sole   None
Varian Medical Sys Inc.         92220P105         373     5,380   Sole   None
Halliburton Company             406216101         369     9,034   Sole   None
Emc Corporation                 268648102         359    15,693   Sole   None
Chevron Corp New                166764100         353     3,863   Sole   None
Bank of America                 060505104         347    26,032   Sole   None
Nustar Energy LP                67058H102         320     4,600   Sole   None
MSCKI India Index               06739F291         312     4,020   Sole   None
Walt Disney Co                  254687106         282     7,511   Sole   None
Norfolk Southern Corp           655844108         265     4,225   Sole   None
Deere & Co                      244199105         258     3,110   Sole   None
ITT Education Services          45068B109         250     3,930   Sole   None
Kraft Foods Inc.                50075N104         218     6,915   Sole   None
Verizon Communications          92343v104         218     6,080   Sole   None
Nine Mile Software Inc          654409101           0    28,570   Sole   None

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